Related-Party Transactions and Notes Payable (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Accrued expenses payable to related parties	$ 222,801	$ 53,340	$ 0	$ 30,000
Reimbursable expenses payable to majority shareholder	102,763	25,327
Accrued interest payable to majority shareholder	34,183	13,037
Accrued interest payable to related parties	302,516	48,181
Total Related-Party Payables	$ 662,263	$ 139,885